STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 5,000,000 shares of $0.0001 par value preferred stock. At December 31, 2021 and 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue up to 500,000,000 shares of Class A, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2021, there were 28,750,000 shares of Class A common stock issued and outstanding which are presented as temporary equity. At December 31, 2020, there were no shares of Class A common stock issued or outstanding.

Class B Common Stock — The Company is authorized to issue up to 20,000,000 shares of Class B, $0.0001 par value common stock. Holders of the Company’s common stock are entitled to one vote for each share. At December 31, 2021 and 2020, there were 7,187,500 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis (subject to adjustment). In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, and any private placement-equivalent warrants issued to the Sponsor or its affiliates upon conversion of loans made to the Company).

ENERGY VAULT HOLDINGS, INC
STOCKHOLDERS' EQUITY

8. STOCKHOLDERS’ EQUITY

Convertible Preferred Stock

At September 30, 2021, the Company was authorized to issue 12,658,321 shares of preferred stock with a par value of $0.0001 per share, of which 2,120,000 shares were designated Series FR preferred stock, 1,652,083 shares were designated Series Seed 1 preferred stock, 626,994 shares were designated Series Seed 2 preferred stock, 1,025,646 shares were designated Series A-1 preferred stock, 750,510 shares were designated Series A-2 preferred stock, 2,163,433 shares were designated Series B preferred stock, 2,137,131 shares were designated Series B-1 preferred stock, and 2,182,524 shares were designated Series C preferred stock.

The Company’s convertible preferred stocks were classified as temporary or mezzanine equity in accordance with U.S. GAAP for the classification and measurement of redeemable securities as all the series of convertible preferred stocks were contingently redeemable at the option of the holder for reasons outside of the Company’s control. As of September 30, 2021, there was no accretion of the convertible preferred stock to redemption value as at that date, the shares were not redeemable or probable of being redeemed.

2021 Issuances

Pursuant to the Series B-1 Preferred Stock Purchase Agreement entered in December 2020, the Company during the nine months period ended September 30, 2021 has issued 1,056,057 Preferred Stock to investors for cash amounting to $15,319,955.

Pursuant to the Series C Preferred Stock Purchase Agreement entered in August 2021, the Company during the nine months period ended September 30, 2021 has issued 2,182,515 Preferred Stock to investors amounting to $106,999,544.

2020 Issuances

In December 2020, the Company authorized and issued 544,773 shares amounting to $7,902,908 of its Series B-1 preferred stock upon conversion of the B-1 convertible notes payable, and 536,301 shares were issued for cash proceeds totaling $7,779,985.

Convertible Preferred stock at September 30, 2021 consisted of the following:

	Shares	Issued and	Liquidation
	Designated	Outstanding	Preference
Series C preferred stock	2,182,524	2,182,515	$106,999,547
Series B-1 preferred stock	2,137,131	2,137,131	31,002,825
Series B preferred stock	2,163,433	2,163,433	25,003,011
Series A-2 preferred stock	750,510	750,510	3,554,716
Series A-1 preferred stock	1,025,646	1,025,646	3,075,830
Series Seed 2 preferred stock	626,994	626,994	933,939
Series Seed 1 preferred stock	1,652,083	1,652,083	752,658
Series FR preferred stock	2,120,000	2,120,000	25,000
Balance at September 30, 2021	12,658,321	12,658,312	$171,347,526

Preferred stock at December 31, 2020 consisted of the following:

	Shares	Issued and	Liquidation
	Designated	Outstanding	Preference
Series B-1 preferred stock	4,853,110	1,081,074	$15,682,870
Series B preferred stock	2,163,433	2,163,433	25,003,011
Series A-2 preferred stock	750,510	750,510	3,554,716
Series A-1 preferred stock	1,025,646	1,025,646	3,075,830
Series Seed 2 preferred stock	626,994	626,994	933,939
Series Seed 1 preferred stock	1,652,083	1,652,083	752,658
Series FR preferred stock	2,120,000	2,120,000	25,000
Balance at December 31, 2020	13,191,776	9,419,740	$49,028,024

Dividends

The holders of each class of convertible preferred stock are entitled to receive non-cumulative dividends at 8% per annum, if and when declared by the Board of Directors of the Company. There are no dividends declared or paid as of September 30, 2021 and December 31, 2020 by the Company.

The convertible preferred stock also includes participation rights that states that no dividend shall be paid on the common stock in any year, other than dividends payable solely in capital stock, until all dividends for such year have been declared and paid on the convertible preferred stock, and no dividends on the common stock shall be paid unless the amount of such dividend on the common stock is also paid on the convertible preferred stock on an as converted to common stock basis.

Conversion

Each class of preferred stock is convertible to common stock at the option of the holder at the conversion price (as defined in the articles of incorporation) which is initially equal to the original issuance price of each of the preferred stock issuances. The preferred stock is automatically converted to common stock upon the earlier of; (a) a firm commitment underwritten initial public offering to an effective registration statement and sale of common stock to the public of not less than $49.0258 per share (minimum price per share does not apply to Series FR, Seed 1 and Seed 2 preferred stock) with gross proceeds not less than $50 million, or (b) by written consent of the holders of a majority of the then outstanding shares of preferred stock voting as single class on an as-converted to common stock basis, with the holders of the Series A, Seed 2, Seed 1, and Series FR preferred stock voting as a separate class on an as-converted basis, the holders of the Series B voting as a separate class on an as-converted basis, the holders of the Series B-1 voting as a separate class on an as-converted basis, and the holders of the Series C voting as a separate class on an as-converted basis.

The conversion price is subject to adjustment for stock splits and stock dividends, reorganization, reclassifications, or similar events and shall be adjusted proportionately. The conversion price is also adjusted for certain dilutive issuances of common stock or securities exercisable or convertible into common stock at a price below the conversion price in effect at the time (price protection or ratchet feature). The adjustment to the conversion price is determined by multiplying the conversion price by a fraction calculated as the diluted shares pre-issuance at the conversion price divided by the common stock pre-issuance plus the additional stock issued (partial ratchet).

Liquidation

Upon liquidation, dissolution, or winding up of the Company, the holders of Series B, Series B-1 and Series C preferred stock are entitled to, in preference to the holders of each of the other classes of preferred stock, and to the common stockholder, an amount equal to the original issuance price plus declared but unpaid dividends. After payment in full to the holders of Series B, Series B-1 and Series C preferred stock, and prior to any distribution to the common stockholders, each of the other classes of preferred stock are entitled to receive an amount equal to the original issue price plus declared and unpaid dividends on such shares, payable on a pari-passu basis among the Series.

A liquidation, dissolution, or winding up of the Company shall be deemed to have occurred upon completion of any transaction or event that results in a change of control as defined in the articles of incorporation (a “Deemed Liquidation Event”). Upon a Deemed Liquidation Event, the preferred stock becomes redeemable at the option of the holder and the Company is required to provide written notice to the holders of the preferred stock within 90 days of such an event informing them of their right to redeem the preferred stock. For purposes of determining the amount each holder of preferred stock is entitled to receive upon a Deemed Liquidation Event, each class of preferred stock is deemed to have automatically converted their shares into common stock at the as converted value (even if not elected by the holder) immediately prior to such a Deemed Liquidation Event, if the value is greater than the amount that would have been distributed to the holder of the preferred stock if it were not converted.

Voting

Each share of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares of preferred stock so held could be converted at the record date.

Series B Tranche Rights

The Series B preferred stock purchase agreement included terms that obligated the investors to purchase, and the Company to sell, two subsequent rounds of Series B preferred stock in tranche closings (the “Tranche Rights”), the first of which is for proceeds totaling $45,000,000 in exchange for shares in the capital of the Company resulting in the holding of 35.27% of the shares of the Company on a fully diluted basis (“Tranche 2”), and the second for proceeds totaling $40,000,000 in exchange for shares in the capital of the Company resulting in the holding of 37.82% of the shares of the Company on a fully diluted basis (“Tranche 3”). The terms of the Tranche 2 and Tranche 3 preferred shares were substantially identical to the Series B preferred stock except with respect to purchase price. The issuance of Tranche 2 and Tranche 3 was subject to and conditioned upon the successful deployment of the Prototype and the Company reaching certain commercial milestones as described in the stock purchase agreement. The deadline for completion of the Tranche requirements was 18 months from the closing date of Series B preferred stock purchase agreement or January 2021. In December 2020, in connection with issuance of Series B-1 preferred stock, the terms of Tranche 2 in the Series B preferred stock were amended to be identical to the B-1 preferred stock, and the deadline for the completion of certain milestones in the development of the Prototype was extended to June 30, 2021. In January and June 2021, the Tranche 3 and Tranche 2, respectively, deadline expired. The Tranche Rights were transferable by the investors, and separately exercisable.

The Company concluded that the Tranche Rights met the definition of a freestanding financial instrument, as the Tranche Rights were legally detachable and separately exercisable from the Series B preferred stock. Therefore, the Company allocated the net proceeds between the Tranche Rights and the Series B preferred stock. Since the Series B preferred stock was contingently redeemable upon the occurrence of a deemed liquidation event, the Tranche Rights were classified as an asset or liability under ASC Topic 480, “Distinguishing Liabilities from Equity”, and were initially recorded at fair value. The Tranche Rights were measured at fair value at each reporting period. Since the Tranche Rights were subject to fair value accounting, the Company allocated the proceeds to the Tranche Rights based on the fair value at the date of issuance with the remaining proceeds being allocated to the Series B preferred stock. The estimated fair value of the Tranche Rights was determined using a probability-weighted present value model that considered the probability of closing a tranche, the estimated future value of Series B preferred stock at each closing and the investment required at each closing. Future values were converted to present value using a discount rate appropriate for probability-adjusted cash flows.

Tranche 2 was initially recorded as a liability of $834,613 as the purchase price of the additional shares was less than the estimated value of the Series B preferred stock at the expected settlement date. Conversely, Tranche 3 was initially recorded as an asset of $12,351,206 as the purchase price of the additional shares was greater than the estimated price of the Series B preferred stock at the expected settlement date. Remeasurement of Tranche 2 and Tranche 3 resulted in a net loss on the change in fair value of derivatives totaling $5,217,104 for the nine months ended September 30, 2020. The Company measured the fair value of the Tranche rights at each measuring date using the Monte Carlo simulation model adjusted for probability of future Tranche financing.

Common Stock

As of September 30, 2021 and December 31, 2020, the Company was authorized to issue 17,800,000, shares of common stock, with a par value of $0.0001 per share. As of September 30, 2021 and December 31, 2020, common shares issued and outstanding were 3,038,093 and 2,148,210, respectively.

As of September 30, 2021 and December 31, 2020, the Company had reserved for future issuance the following number of shares of common stock:

	As of
	September 30,	December 31,
	2021	2020
Shares reserved for Series C preferred stock	2,182,524	—
Shares reserved for Series B-1 preferred stock	2,137,131	4,853,110
Shares reserved for Series B preferred stock	2,163,433	2,163,433
Shares reserved for Series A-2 preferred stock	750,510	750,510
Shares reserved for Series A-1 preferred stock	1,025,646	1,025,646
Shares reserved for Series Seed 2 preferred stock	626,994	626,994
Shares reserved for Series Seed 1 preferred stock	1,652,083	1,652,083
Shares reserved for Series FR preferred stock	2,120,000	2,120,000
Shares reserved for future issuances under the 2020 Stock Plan	1,031,257	1,921,140
Total shares reserved for future issuance	13,689,578	15,112,916

11. STOCKHOLDERS’ EQUITY

Convertible Preferred Stock

At December 31, 2020, the Company was authorized to issue 13,191,776 shares of preferred stock with a par value of $0.0001 per share, of which 2,120,000 shares were designated Series FR preferred stock, 1,652,083 shares were designated Series Seed 1 preferred stock, 626,994 shares were designated Series Seed 2 preferred stock, 1,025,646 shares were designated Series A-1 preferred stock, 750,510 shares were designated Series A-2 preferred stock, 2,163,433 shares were designated Series B preferred stock, and 4,853,110 shares were designated Series B-1 preferred stock.

The Company’s convertible preferred stocks were classified as temporary or mezzanine equity on the accompanying consolidated balance sheets in accordance with U.S. GAAP for the classification and measurement of redeemable securities as all the series of preferred stocks were contingently redeemable at the option of the holder for reasons outside of the Company’s control. As of December 31, 2020, there was no accretion of the convertible preferred stock to redemption value as at that date the shares were not redeemable or probable of being redeemed.

2020 Issuances

In December 2020, the Company authorized and issued 544,773 shares of its Series B-1 preferred stock upon conversion of the B-1 convertible notes payable (Note 9), and 536,301 shares were issued for cash proceeds totaling $7,902,908.

2019 Issuances

In May 2019, the Company authorized and issued 1,025,646 shares of its Series A-1 preferred stock upon conversion of the A-1 convertible notes payable (Note 9). In addition, the Company authorized the sale and issuance of up to 750,510 shares of its Series A-2 preferred stock, of which 528,823 shares were issued upon the conversion of the A-2 convertible notes payable (Note 9) and 221,687 shares were issued for cash proceeds totaling $1,049,998.

In July 2019, the Company authorized the sale and issuance of up to 2,163,433 shares of its Series B preferred stock and sold and issued an aggregate 2,163,433 shares of the Series B preferred stock for cash proceeds totaling $25,003,011, net of issuance costs of $244,504.

Preferred stock at December 31, 2020 consisted of the following:

	Shares	Issued and	Liquidation
	Designated	Outstanding	Preference
Series B-1 preferred stock	4,853,110	1,081,074	$15,682,870
Series B preferred stock	2,163,433	2,163,433	25,003,011
Series A-2 preferred stock	750,510	750,510	3,554,716
Series A-1 preferred stock	1,025,646	1,025,646	3,075,830
Series Seed 2 preferred stock	626,994	626,994	933,939
Series Seed 1 preferred stock	1,652,083	1,652,083	752,658
Series FR preferred stock	2,120,000	2,120,000	25,000
Balance at December 31, 2020	13,191,776	9,419,740	$49,028,024

Preferred stock at December 31, 2019 consisted of the following:

	Shares	Issued and	Liquidation
	Designated	Outstanding	Preference
Series B preferred stock	2,163,433	2,163,433	$25,003,011
Series A-2 preferred stock	750,510	750,510	3,554,716
Series A-1 preferred stock	1,025,646	1,025,646	3,075,830
Series Seed 2 preferred stock	626,994	626,994	933,939
Series Seed 1 preferred stock	1,652,083	1,652,083	752,658
Series FR preferred stock	2,120,000	2,120,000	25,000
Balance at December 31, 2019	8,338,666	8,338,666	$33,345,154

Dividends

The holders of each class of preferred stock are entitled to receive noncumulative dividends at 8% per annum, if and when declared by the board of directors. The board of directors did not declare any dividends during the years ended December 31, 2020 and 2019.

The preferred stock also includes participation rights that states that no dividend shall be paid on the Common Stock in any year, other than dividends payable solely in capital stock, until all dividends for such year have been declared and paid on the Preferred Stock, and no dividends on the Common Stock shall be paid unless the amount of such dividend on the Common Stock is also paid on the Preferred Stock on an as converted to Common Stock basis.

Conversion

Each class of preferred stock is convertible to common stock at the option of the holder at the conversion price (as defined in the articles of incorporation) which is initially equal to the original issuance price of each of the preferred stock issuances. The preferred stock is automatically converted to common stock upon the earlier of a) a firm commitment underwritten initial public offering to an effective registration statement and sale of common stock to the public of not less than $9.4728 per share (minimum price per share does not apply to Series FR, Seed 1 and Seed 2 preferred stock) with gross proceeds not less than $30 million, or b) by written consent of the holders of a majority of the then outstanding shares of preferred stock voting as single class on an as-converted to common stock basis, with the holders of the Series A, Seed 2, Seed 1, and Series FR preferred stock voting as a separate class on an as-converted basis, and the holders of the Series B voting as a separate class on an as-converted basis, and the holders of the Series B-1 voting as a separate class on an as-converted basis.

The conversion price is subject to adjustment for stock splits and stock dividends, reorganization, reclassifications, or similar events and shall be adjusted proportionately. The conversion price is also adjusted for certain dilutive issuances of common stock or securities exercisable or convertible into common stock at a price below the conversion price in effect at the time (price protection or ratchet feature). The adjustment to the conversion price is determined by multiplying the conversion price by a fraction calculated as the diluted shares pre-issuance at the conversion price divided by the common stock pre-issuance plus the additional stock issued (partial ratchet).

Liquidation

Upon liquidation, dissolution, or winding up of the Company, the holders of Series B and Series B-1 preferred stock are entitled to, in preference to the holders of each of the other classes of preferred stock, and to the common stockholder, an amount equal to the original issuance price plus declared but unpaid dividends. After payment in full to the holders of Series B and B-1 preferred stock, and prior to any distribution to the common stockholders, each of the other classes of preferred stock are entitled to receive an amount equal to the original issue price plus declared and unpaid dividends on such shares, payable on a pari passu basis among the Series.

A liquidation, dissolution, or winding up of the Company shall be deemed to have occurred upon completion of any transaction or event that results in a change of control as defined in the articles of incorporation (a “Deemed Liquidation Event”). Upon a Deemed Liquidation Event, the preferred stock becomes redeemable at the option of the holder and the Company is required to provide written notice to the holders of the preferred stock within 90 days of such an event informing them of their right to redeem the preferred stock. For purposes of determining the amount each holder of preferred stock is entitled to receive upon a Deemed Liquidation Event, each class of preferred stock is deemed to have automatically converted their shares into common stock at the as converted value (even if not elected by the holder) immediately prior to such a Deemed Liquidation Event, if the value is greater than the amount that would have been distributed to the holder of the preferred stock if it were not converted.

Voting

Each share of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares of preferred stock so held could be converted at the record date.

Series B Tranche Rights

The Series B preferred stock purchase agreement includes terms that obligated the investors to purchase, and the Company to sell, two subsequent rounds of Series B preferred stock in tranche closings (the “Tranche Rights”), the first of which is for proceeds totaling $45,000,000 in exchange for shares in the capital of the Company resulting in the holding of 35.27% of the shares of the Company on a fully diluted basis (“Tranche 2”), and the second for proceeds totaling $40,000,000 in exchange for shares in the capital of the Company resulting in the holding of 37.82% of the shares of the Company on a fully diluted basis (“Tranche 3”). The terms of the Tranche 2 and Tranche 3 preferred shares shall be substantially identical to the Series B preferred stock except with respect to purchase price. The issuance of Tranche 2 and Tranche 3 is subject to and conditioned upon the successful deployment of the Prototype and the Company reaching certain commercial milestones as described in the stock purchase agreement. The deadline for completion of the Tranche requirements was 18 months from the closing date of Series B preferred stock purchase agreement or January 2021. In December 2020, in connection with issuance of Series B-1 preferred stock, the terms of Tranche 2 in the Series B preferred stock were amended to be identical to the B-1 preferred stock, and the deadline for the completion of certain milestones in the development of the Prototype was extended to June 30, 2021. In January 2021, the Tranche 3 deadline expired, and the Company has not entered into an agreement to extend the rights set forth therein (Note 15). The Tranche Rights were transferable by the investors, and separately exercisable.

The Company concluded that the Tranche Rights met the definition of a freestanding financial instrument, as the Tranche Rights were legally detachable and separately exercisable from the Series B preferred stock. Therefore, the Company allocated the net proceeds between the Tranche Rights and the Series B preferred stock. Since the Series B preferred stock was contingently redeemable upon the occurrence of a deemed liquidation event, the Tranche Rights were classified as an asset or liability under ASC Topic 480, “Distinguishing Liabilities from Equity”, and were initially recorded at fair value. The Tranche Rights were measured at fair value at each reporting period. Since the Tranche Rights were subject to fair value accounting, the Company allocated the proceeds to the Tranche Rights based on the fair value at the date of issuance with the remaining proceeds being allocated to the Series B preferred stock. The estimated fair value of the Tranche Rights was determined using a probability-weighted present value model that considered the probability of closing a tranche, the estimated future value of Series B preferred stock at each closing and the investment required at each closing. Future values were converted to present value using a discount rate appropriate for probability-adjusted cash flows.

Tranche 2 was initially recorded as a liability of $834,613 as the purchase price of the additional shares was less than the estimated value of the Series B preferred stock at the expected settlement date. Conversely, Tranche 3 was initially recorded as an asset of $12,351,206 as the purchase price of the additional shares was greater than the estimated price of the Series B preferred stock at the expected settlement date. Tranche 2 and Tranche 3 were remeasured at December 31, 2019 and the Company recorded a net gain on the change in fair value of derivatives totaling $406,407. Tranche 2 and Tranche 3 were remeasured at December 31, 2020 and the Company recorded a net loss on the change in fair value of derivatives totaling $11,923,000. The Company measured the fair value of the Tranche rights at each measuring date using the Monte Carlo simulation model adjusted for probability of future Tranche financing.

Common Stock

As of December 31, 2020 and 2019, the Company was authorized to issue 17,800,000 and 13,000,000, shares of common stock, respectively, with a par value of $0.0001 per share. As of December 31, 2020 and 2019, there were 2,148,210 common shares issued and 1,888,400 outstanding.

As of December 31, 2020 and 2019, the Company had reserved for future issuance the following number of shares of common stock:

	2020	2019
Shares reserved for Series B-1 preferred stock	4,853,110	—
Shares reserved for Series B preferred stock	2,163,433	2,163,433
Shares reserved for Series A-2 preferred stock	750,510	750,510
Shares reserved for Series A-1 preferred stock	1,025,646	1,025,646
Shares reserved for Series Seed 2 preferred stock	626,994	626,994
Shares reserved for Series Seed 1 preferred stock	1,652,083	1,652,083
Shares reserved for Series FR preferred stock	2,120,000	2,120,000
Shares reserved for future issuances under the 2020 Stock Plan	1,921,140	1,921,140
Total shares reserved for future issuance	15,112,916	10,259,806